Equity Investments - Equity Investments Tables (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Balance		$ 817,352	[1]	$ 828,689
Impairment expense	[2]			(3,110)
Acquisitions		162,615		22,500
Equity income, net	[1],[3]	195,469		115,141		$ 101,692
Contributions	[1]	133,629	[4]	2,884		58,726
Distributions	[1]	(187,392)		(117,093)		(104,948)
Distributions in excess of cumulative earnings	[1]	(29,585)	[5]	(31,659)	[5]	(29,725)
Balance		1,092,088	[1]	817,352	[1]	828,689
Fort Union [Member]
Schedule of Equity Method Investments [Line Items]
Balance		7,030		12,833
Impairment expense				(3,110)	[2]	(3,000)
Acquisitions		0		0
Equity income, net		(1,433)		3,821
Contributions		0	[4]	0
Distributions		(194)		(4,217)
Distributions in excess of cumulative earnings	[5]	(3,144)		(2,297)
Balance		2,259		7,030		12,833
White Cliffs [Member]
Schedule of Equity Method Investments [Line Items]
Balance		44,945		47,319
Impairment expense	[2]			0
Acquisitions		0		0
Equity income, net		11,841		12,547
Contributions		1,278	[4]	277
Distributions		(11,259)		(11,965)
Distributions in excess of cumulative earnings	[5]	(3,785)		(3,233)
Balance		43,020		44,945		47,319
Rendezvous [Member]
Schedule of Equity Method Investments [Line Items]
Balance		42,528		46,739
Impairment expense	[2]			0
Acquisitions		0		0
Equity income, net		767		1,144
Contributions		0	[4]	0
Distributions		(2,709)		(3,085)
Distributions in excess of cumulative earnings	[5]	(2,745)		(2,270)
Balance		37,841		42,528		46,739
Mont Belvieu JV [Member]
Schedule of Equity Method Investments [Line Items]
Balance		110,299		112,805
Impairment expense	[2]			0
Acquisitions		0		0
Equity income, net		29,200		29,444
Contributions		0	[4]	0
Distributions		(29,239)		(29,482)
Distributions in excess of cumulative earnings	[5]	(5,311)		(2,468)
Balance		104,949		110,299		112,805
Texas Express Gathering [Member]
Schedule of Equity Method Investments [Line Items]
Balance		15,879		15,846
Impairment expense	[2]			0
Acquisitions		0		0
Equity income, net		4,290		3,350
Contributions		3,720	[4]	0
Distributions		(4,368)		(3,317)
Distributions in excess of cumulative earnings	[5]	(163)		0
Balance		19,358		15,879		15,846
Texas Express Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Balance		178,975		189,194
Impairment expense	[2]			0
Acquisitions		0		0
Equity income, net		37,963		17,387
Contributions		11,980	[4]	107
Distributions		(33,552)		(17,639)
Distributions in excess of cumulative earnings	[5]	(2,168)		(10,074)
Balance		193,198		178,975		189,194
Front Range Pipeline [Member]
Schedule of Equity Method Investments [Line Items]
Balance		166,555		169,472
Impairment expense	[2]			0
Acquisitions		0		0
Equity income, net		23,308		17,501
Contributions		14,980	[4]	0
Distributions		(23,481)		(17,675)
Distributions in excess of cumulative earnings	[5]	(4,926)		(2,743)
Balance		176,436		166,555		169,472
Saddlehorn [Member]
Schedule of Equity Method Investments [Line Items]
Balance		109,227		107,420
Impairment expense	[2]			0
Acquisitions		0		0
Equity income, net		15,833		10,001
Contributions		294	[4]	2,454
Distributions		(16,017)		(10,127)
Distributions in excess of cumulative earnings	[5]	(830)		(521)
Balance		108,507		109,227		107,420
Panola [Member]
Schedule of Equity Method Investments [Line Items]
Balance		23,625		24,546
Impairment expense	[2]			0
Acquisitions		0		0
Equity income, net		2,200		2,230
Contributions		0	[4]	46
Distributions		(2,200)		(2,470)
Distributions in excess of cumulative earnings	[5]	(856)		(727)
Balance		22,769		23,625		24,546
Mi Vida [Member]
Schedule of Equity Method Investments [Line Items]
Balance		64,988		67,738
Impairment expense	[2]			0
Acquisitions		0		0
Equity income, net		13,734		10,029
Contributions		0	[4]	0
Distributions		(14,000)		(9,161)
Distributions in excess of cumulative earnings	[5]	(91)		(3,618)
Balance		64,631		64,988		67,738
Ranch Westex [Member]
Schedule of Equity Method Investments [Line Items]
Balance		53,301		34,777
Impairment expense	[2]			0
Acquisitions		0		22,500
Equity income, net		10,678		7,687
Contributions		0	[4]	0
Distributions		(10,876)		(7,955)
Distributions in excess of cumulative earnings	[5]	(2,201)		(3,708)
Balance		50,902		53,301		$ 34,777
Whitethorn [Member]
Schedule of Equity Method Investments [Line Items]
Balance		0
Acquisitions		150,563
Equity income, net		47,088
Contributions	[4]	7,069
Distributions		(39,497)
Distributions in excess of cumulative earnings	[5]	(3,365)
Balance		161,858		0
Cactus II [Member]
Schedule of Equity Method Investments [Line Items]
Balance		0
Acquisitions		12,052
Equity income, net		0
Contributions	[4]	94,308
Distributions		0
Distributions in excess of cumulative earnings	[5]	0
Balance		106,360		$ 0
Capitalized interest		$ 1,400

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Recorded in Impairments in the consolidated statements of operations.
[3]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.
[4]	Includes capitalized interest of $1.4 million related to the construction of the Cactus II pipeline.
[5]	Distributions in excess of cumulative earnings, classified as investing cash flows in the consolidated statements of cash flows, are calculated on an individual investment basis.